Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2017	149,618,786
Balance as at Dec. 31, 2017	$ 1,593,850,376	$ (570,219,256)	$ (66,607,082)	$ 67,142	$ 957,091,180
Proceeds from issuance of Units (note 7)	$ 13,495,524				13,495,524
Cost of Redemption of Units (note 7) (in number of units)	(1,290,000)
Cost of Redemption of Units (note 7)	$ (12,900,122)				(7,752,501)
Cost of Redemption of Units (note 7)		5,147,621
Net income for the year		(87,656,984)			(87,656,984)
Balance as (in number of units) at Dec. 31, 2018	150,436,856
Balance as at Dec. 31, 2018	$ 1,594,445,778	(652,728,619)	(66,838,702)	67,142	874,945,599
Proceeds from issuance of Units (note 7) (in number of units)	2,108,070
Underwriting commissions and issue expenses			(231,620)		(231,620)
Proceeds from issuance of Units (note 7)	$ 83,717,983				83,717,983
Cost of Redemption of Units (note 7) (in number of units)	(1,191,251)
Cost of Redemption of Units (note 7)	$ (11,912,510)			(55)	(6,857,016)
Cost of Redemption of Units (note 7)		5,055,439
Net income for the year		126,098,326			126,098,326
Balance as (in number of units) at Dec. 31, 2019	162,213,311
Balance as at Dec. 31, 2019	$ 1,666,251,251	$ (521,574,854)	(67,490,096)	$ 67,197	1,077,253,498
Proceeds from issuance of Units (note 7) (in number of units)	12,967,706
Underwriting commissions and issue expenses			$ (651,394)		$ (651,394)